INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2018
INCOME TAX EXPENSE
INCOME TAX EXPENSE

NOTE 8 – INCOME TAX EXPENSE

During the six months ended 30 June 2018 the Company recognized income tax expense of $7.6 million on a pre-tax loss of $66.0 million, representing (12)% of pre-tax loss.  Tax expense consists of $2.6 million in current tax expense and $5.0 million of deferred tax expense.  Tax expense differs from the prima facie tax expense at the Group’s statutory income tax rate of 30% due primarily to: $16.7 million de-recognition of deferred tax assets due to the IRC §382 change of ownership; $2.5 million of unrecognized tax benefit from current period losses; $5.8 million of tax expense related to US tax rates; and $2.3 million of withholding tax on U.S. source interest income.

As a result of the IRC §382 change of ownership, the Company’s use of pre-change losses will be limited to approximately $38.8 million.  Accordingly, the Company derecognized $16.7 million of existing deferred tax assets and reported a net deferred tax liability of $5.0 million at 30 June 2018.